Investment in joint venture - Disclosure of detailed information about summary of finance expenses incurred by JV (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest on lease liabilities	$ (25)	$ (32)
Other	(5)	(20)
Total finance expense	(5,647)	(925)
Asanko Gold Mine [Member]
Disclosure of transactions between related parties [line items]
Premiums paid for hedging instruments	0	(381)
Accretion charges on asset retirement provisions	(2,527)	(1,191)
Interest and fees associated with RCF	(400)	(761)
Interest on lease liabilities	(207)	(396)
Withholding taxes	(3,134)	0
Other	(203)	(179)
Total finance expense	$ (6,471)	$ (2,908)